Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Cash receipts from clients	$ 4,367.6	$ 4,036.4
Cash paid to suppliers	(1,706.3)	(1,470.7)
Cash paid to employees	(2,375.3)	(2,253.0)
Interest received	2.7	2.9
Interest paid	(30.5)	(28.1)
Finance costs paid	(5.5)	(6.7)
Income taxes paid	(59.0)	(44.7)
Income taxes recovered	11.5	18.3
Cash flows from operating activities from continuing operations	205.2	254.4
Cash flows (used in) from operating activities from discontinued operations	(32.6)	9.3
Net cash flows from operating activities	172.6	263.7
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(122.2)	(85.1)
Proceeds from lease inducements	10.1	4.4
Proceeds on disposition of a subsidiary	28.8	337.2
Cash sold on disposition of subsidiary	(49.1)	(0.6)
Income taxes paid on disposition of subsidiary		(124.1)
Purchase of intangible assets	(9.4)	(5.2)
Purchase of property and equipment	(124.8)	(58.9)
Proceeds (purchase) from other investing activities	3.7	(5.1)
Cash flows (used in) from investing activities from continuing operations	(262.9)	62.6
Cash flows (used in) investing activities from discontinued operations, net of taxes paid	(3.2)	(2.3)
Net cash flows (used in) from investing activities	(266.1)	60.3
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Net proceeds (repayment) from revolving credit facility	312.3	(203.0)
Repayment of term loan	(150.0)
Repayment of other long-term debt	(0.3)	(2.5)
Payment of finance lease obligations	(14.8)	(12.7)
Repurchase of shares for cancellation	(74.7)	(14.4)
Proceeds from issue of share capital	6.9	7.9
Payment of dividends to shareholders	(61.3)	(55.5)
Cash flows from (used in) financing activities from continuing operations	18.1	(280.2)
Cash flows (used in) financing activities from discontinued operations	(0.1)	(0.9)
Net cash flows from (used in) financing activities	18.0	(281.1)
Foreign exchange gain (loss) on cash held in foreign currency	21.2	(14.3)
Net (decrease) increase in cash and cash equivalents	(54.3)	28.6
Cash and cash equivalents, beginning of the year	239.5	210.9
Cash and cash equivalents, end of the year	$ 185.2	$ 239.5